CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - Tyme Technologies, Inc. and Subsidiaries [Member]	12 Months Ended
Mar. 31, 2022 shares
Share Exchange Agreements [Member]
Cashless exchange of warrants to purchase	5,833,333
Cashless exchange of shares of common stock	2,166,667
Warrant Exchange Agreements [Member]
Cashless exchange of warrants to purchase	2,406,250